Long-term Debt - Debt Schedule table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Nov. 04, 2014	May. 22, 2014	Apr. 11, 2014	Mar. 28, 2014	Dec. 31, 2013	Mar. 31, 2013	Nov. 30, 2012
Debt Instrument [Line Items]
Long-term debt		$ 1,569,049
Total Principal long-term debt and financing and capital lease obligations		1,695,216					$ 472,692
Less current maturities		(97,412)					(38,808)
Net unamortized (discount) premium		1,473					(1,871)
Long-term debt and financing and capital lease obligations, less current portion		$ 1,599,277					432,013
Effective interest rate (in percent)		7.30%
U.S. Operating Project
Debt Instrument [Line Items]
Financing lease obligations		$ 32,186					33,541
Effective interest rate (in percent)	[1]	5.15%
Enfinity, due 2025 – 2032
Debt Instrument [Line Items]
Financing lease obligations		$ 29,124					31,494
Current Interest Rate Range, minimum (in percent)	[1]	5.62%
Current Interest Rate Range, maximum (in percent)	[1]	7.26%
HES Portfolio, due 2019 – 2028
Debt Instrument [Line Items]
Stated interest rate (in percent)			6.50%
Financing lease obligations		$ 24,538					0
Effective interest rate (in percent)	[1]	6.50%
Summit Solar Projects
Debt Instrument [Line Items]
Stated interest rate (in percent)				5.75%
Financing lease obligations		$ 23,127					0
Effective interest rate (in percent)	[1]	5.75%
Regulus Solar, due 2034
Debt Instrument [Line Items]
Financing lease obligations		$ 9,138			$ 9,200		0
Effective interest rate (in percent)	[1]	1.87%
U.S. Projects 2014, due 2019
Debt Instrument [Line Items]
Financing lease obligations		$ 6,869					0
Effective interest rate (in percent)	[1]	6.00%
DG 2014 Portfolio 1, due 2023
Debt Instrument [Line Items]
Financing lease obligations		$ 1,185					0
Effective interest rate (in percent)	[1]	7.26%
SunE Solar Fund X
Debt Instrument [Line Items]
Financing lease obligations		$ 0					55,616
Current Interest Rate Range, minimum (in percent)	[1]	3.91%
Current Interest Rate Range, maximum (in percent)	[1]	5.11%
Secured Debt | Mt. Signal, due 2038
Debt Instrument [Line Items]
Long-term debt		$ 402,440					0
Stated interest rate (in percent)									6.00%
Effective interest rate (in percent)	[1]	6.00%
Secured Debt | CAP, due 2032
Debt Instrument [Line Items]
Long-term debt		$ 211,377					243,581
Current Interest Rate Range, minimum (in percent)	[1]	7.00%
Current Interest Rate Range, maximum (in percent)	[1]	7.29%
Secured Debt | Regulus Solar, due 2034
Debt Instrument [Line Items]
Long-term debt		$ 85,000					0
Effective interest rate (in percent)	[1]	5.80%
Secured Debt | Regulus Solar, due 2034
Debt Instrument [Line Items]
Long-term debt		$ 50,433					0
Effective interest rate (in percent)	[1],[2]	2.22%
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate		2.66%
Debt Instrument, Fixed Interest Rate, Effective Percentage		2.22%
Debt Instrument, Fixed Interest Rate, Period		3 years
Secured Debt | Regulus Solar, due 2015 – 2016
Debt Instrument [Line Items]
Long-term debt		$ 0					44,400
Stated interest rate (in percent)								18.00%
Effective interest rate (in percent)	[1]	18.00%
Secured Debt | Fairwinds and Crundale
Debt Instrument [Line Items]
Long-term debt		$ 61,982					0
Stated interest rate (in percent)			2.50%
Effective interest rate (in percent)	[1]	2.50%
Secured Debt | Nellis, due 2027
Debt Instrument [Line Items]
Long-term debt		$ 42,248					0
Stated interest rate (in percent)						5.75%
Effective interest rate (in percent)	[1]	5.75%
Secured Debt | SunE Perpetual Lindsay
Debt Instrument [Line Items]
Long-term debt		$ 42,992					0
Effective interest rate (in percent)	[1]	3.30%
Secured Debt | California Public Institutions, due 2024 – 2030
Debt Instrument [Line Items]
Long-term debt		$ 16,861					9,270
Effective interest rate (in percent)	[1],[3]	3.39%
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate		3.13%
Debt Instrument, Fixed Interest Rate, Effective Percentage		3.39%
Secured Debt | U.S. Projects 2009 – 2013, due 2024 – 2026
Debt Instrument [Line Items]
Long-term debt		$ 9,338					10,206
Current Interest Rate Range, minimum (in percent)	[1]	11.10%
Current Interest Rate Range, maximum (in percent)	[1]	11.30%
Secured Debt | U.S. Projects 2009 – 2013
Debt Instrument [Line Items]
Long-term debt		$ 0					8,638
Current Interest Rate Range, minimum (in percent)	[1]	5.00%
Current Interest Rate Range, maximum (in percent)	[1]	5.75%
Secured Debt | Enfinity
Debt Instrument [Line Items]
Long-term debt		$ 6,470					6,775
Effective interest rate (in percent)	[1]	1.745%
Secured Debt | U.K. Call Right Projects
Debt Instrument [Line Items]
Long-term debt		$ 52,675					0
Effective interest rate (in percent)	[1]	2.50%
Secured Debt | U.S. Call Right Projects
Debt Instrument [Line Items]
Long-term debt		$ 13,733					0
Effective interest rate (in percent)	[1]	5.75%
Capital Lease Obligations | Alamosa
Debt Instrument [Line Items]
Capital lease obligations		$ 0					29,171
Effective interest rate (in percent)	[1]	2.98%
Secured Debt | Line of Credit
Debt Instrument [Line Items]
Long-term debt		$ 573,500					$ 0
Effective interest rate (in percent)	[1],[4]	5.33%
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate		4.75%
Debt Instrument, Fixed Interest Rate, Effective Percentage		5.33%
Debt Instrument, Fixed Interest Rate, Period		3 years

[1]	The weighted average effective interest rate for all debt outstanding, including financing lease obligations, during the period was 7.3%.
[2]	The variable rate as of December 31, 2014 was 2.66% on the Regulus term loan balance of $50.4M. The Company has entered into an interest rate swap agreement (see Note 11) fixing the interest rate at 2.22% for the next three years.(4) The variable rate as of December 31, 2014 was 3.13%. The Company has entered into a series of interest rate swap agreement (see Note 11) fixing the interest rate at a weighted average of 3.39% through 2028.
[3]	The variable rate as of December 31, 2014 was 3.13%. The Company has entered into a series of interest rate swap agreement (see Note 11) fixing the interest rate at a weighted average of 3.39% through 2028.
[4]	The variable rate as of December 31, 2014 was 4.75%. The Company has entered into an interest rate swap agreement (see Note 11) fixing the interest rate at 5.33% for the next three years.